Provisions for contingencies	12 Months Ended
Jun. 30, 2025
Provisions for contingencies
Provisions for contingencies

25. Provisions for contingencies

Provisions are recognized when the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated. Provisions are reviewed and adjusted to reflect management’s best estimate at the reporting dates.

Probable losses

The balance of probable losses from civil, tax, labor and environmental contingencies recognized by the Group is as follow:

	2025	2024

Civil	5,586	481
Tax	5,439	4,230
Labor	2,804	9,161
Environmental	128	130

Total	13,957	14,002

Possible losses

The Group is a party to various proceedings involving tax, environmental, labor and other matters that were assessed by management, under advice of legal counsel, as possibly leading to losses. Contingencies with losses considered more likely than not amounted to R$278,315 and R$160,699 as of June 30, 2025 and June 30, 2024, respectively.